Equipment on Operating Leases - Changes in Cost, Accumulated Depreciation and Impairment Losses, and the Carrying Amounts of Equipment on Operating Leases (Detail) - Equipment on operating leases [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 4,726,292
Ending balance	5,202,768	¥ 4,726,292
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,266,953	6,667,137
Additions	2,448,469	1,543,448
Sales or disposal	(2,662,279)	(2,357,684)
Exchange differences on translating foreign operations	625,564	414,052
Other
Ending balance	6,678,707	6,266,953
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,540,661)	(1,508,008)
Depreciation	(829,868)	(904,778)
Sales or disposal	1,043,821	955,122
Exchange differences on translating foreign operations	(134,587)	(77,740)
Other	(14,644)	(5,257)
Ending balance	¥ (1,475,939)	¥ (1,540,661)